RECLAMATION AND REMEDIATION PROVISION - Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
GMC and Topia operations [Member]
Disclosure of other provisions [line items]
Total estimated cash flows, before inflation	$ 13,255	$ 3,684
Coricancha Mining Complex [Member]
Disclosure of other provisions [line items]
Total estimated cash flows, before inflation	$ 33,795	$ 33,941
Weighted average risk-free rate (discount rate)	3.40%	5.40%
Guanajuato Mine Complex [Member]
Disclosure of other provisions [line items]
Weighted average risk-free rate (discount rate)	1.90%	2.70%
Topia Mine [Member]
Disclosure of other provisions [line items]
Weighted average risk-free rate (discount rate)	2.10%	2.80%
Tucano [Member]
Disclosure of other provisions [line items]
Total estimated cash flows, before inflation	$ 19,731
Weighted average risk-free rate (discount rate)	6.70%
Minimum | GMC and Topia operations [Member]
Disclosure of other provisions [line items]
Expected settlement of obligations (years)	2021	2021
Minimum | Coricancha Mining Complex [Member]
Disclosure of other provisions [line items]
Expected settlement of obligations (years)	2020	2019
Minimum | Tucano [Member]
Disclosure of other provisions [line items]
Expected settlement of obligations (years)	2024
Maximum | GMC and Topia operations [Member]
Disclosure of other provisions [line items]
Expected settlement of obligations (years)	2045	2044
Maximum | Coricancha Mining Complex [Member]
Disclosure of other provisions [line items]
Expected settlement of obligations (years)	2049	2047
Maximum | Tucano [Member]
Disclosure of other provisions [line items]
Expected settlement of obligations (years)	2029